Quarterly Results of Operations (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2012 stockholder
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 2,736,794	$ 2,389,815	$ 2,590,642	$ 2,601,102	$ 2,723,102	$ 2,449,081	$ 2,375,753	$ 2,292,975	$ 10,318,353	$ 9,840,911	$ 8,829,538
Total benefits and expenses	2,507,304	2,188,120	2,665,400	2,322,275	2,402,013	2,247,602	2,159,861	2,112,212	9,683,099	8,921,688	8,065,967
Income before income taxes	229,490	201,695	(74,758)	278,827	321,089	201,479	215,892	180,763	635,254	919,223	763,571
Net Income	$ 144,959	$ 137,955	$ (49,612)	$ 185,535	$ 222,989	$ 144,475	$ 141,111	$ 123,318	$ 418,837	$ 631,893	$ 546,045
Basic earnings per share:
Earnings Per Share, Basic (in dollars per share)	$ 2.05	$ 1.95	$ (0.69)	$ 2.51	$ 3.02	$ 1.96	$ 1.91	$ 1.68	$ 5.82	$ 8.57	$ 7.42
Earnings Per Share, Diluted (in dollars per share)	$ 2.03	$ 1.93	$ (0.69)	$ 2.49	$ 3.00	$ 1.95	$ 1.91	$ 1.67	$ 5.78	$ 8.52	$ 7.37
Dividends declared per share	$ 0.30	$ 0.30	$ 0.24	$ 0.24	$ 0.24	$ 0.24	$ 0.18	$ 0.18	$ 1.08	$ 0.84	$ 0.60
Common Stock Value [Abstract]
Common Stock Price Per Share	$ 77.41	$ 66.99	$ 69.11	$ 59.67	$ 53.52	$ 57.87	$ 53.21	$ 59.47	$ 77.41	$ 53.52
Common Stock Value High	$ 77.55	$ 73.32	$ 69.28	$ 61.86	$ 60.20	$ 60.69	$ 59.87	$ 59.97	$ 77.55	$ 60.20
Common Stock Value Low	$ 66.99	$ 63.95	$ 57.14	$ 54.33	$ 48.36	$ 52.75	$ 48.80	$ 51.19	$ 66.99	$ 48.36
Common stock shares outstanding	70,768,218	70,543,000	70,968,000	73,301,000	73,927,331	73,852,000	73,722,000	73,712,000	70,768,218	73,927,331
Common Stockholders Of Record												70,615